Financial Risks - Schedule of Credit Risk Concentration - Government Bonds (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
United States government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	€ 7,290	€ 11,360
Netherlands government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		4,691
United Kingdom government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	292	433
Austria government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	3	1,181
Belgium government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	3	1,137
Finland government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		41
France government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	29	1,654
Germany government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		4,309
Hungary government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	22	302
Indonesia government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	82	141
Luxembourg government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1	875
Spain government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	152	341
Rest of Europe government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	277	654
Rest of world government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	638	979
Supranational government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		29
Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	8,790	28,127
Americas [member] | United States government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	7,209	10,897
Americas [member] | Hungary government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	18
Americas [member] | Indonesia government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	82	75
Americas [member] | Rest of Europe government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	48	85
Americas [member] | Rest of world government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	604	587
Americas [member] | Supranational government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		19
Americas [member] | Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	7,962	11,663
The Netherlands [member] | Netherlands government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		4,691
The Netherlands [member] | United Kingdom government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		3
The Netherlands [member] | Austria government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		1,175
The Netherlands [member] | Belgium government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		1,132
The Netherlands [member] | Finland government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		41
The Netherlands [member] | France government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		1,618
The Netherlands [member] | Germany government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		4,309
The Netherlands [member] | Indonesia government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		39
The Netherlands [member] | Luxembourg government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		873
The Netherlands [member] | Spain government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		144
The Netherlands [member] | Rest of Europe government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		65
The Netherlands [member] | Rest of world government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		230
The Netherlands [member] | Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		14,321
United Kingdom [member] | United Kingdom government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	275	413
United Kingdom [member] | France government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	27	34
United Kingdom [member] | Rest of world government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	21	31
United Kingdom [member] | Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	323	477
International [member] | United States government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	80	463
International [member] | Austria government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	3	6
International [member] | Belgium government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	3	5
International [member] | France government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	2	2
International [member] | Hungary government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	4	302
International [member] | Indonesia government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		28
International [member] | Luxembourg government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1	1
International [member] | Spain government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	152	197
International [member] | Rest of Europe government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	229	503
International [member] | Rest of world government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	13	131
International [member] | Supranational government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		11
International [member] | Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	488	1,649
Asset management [member] | United Kingdom government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	17	18
Asset management [member] | Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	€ 17	€ 18